UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

FORM N-Q

MARCH 31, 2013

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of Investments (unaudited)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 68.1%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.474%	2/25/36	$834,623	$636,148	(a)
American Home Mortgage Assets, 2006-3 3A12	0.394%	10/25/46	1,649,532	1,155,047	(a)
American Home Mortgage Assets, 2006-6 A1A	0.394%	12/25/46	1,329,706	882,475	(a)
American Home Mortgage Investment Trust, 2007-1 GA1C	0.394%	5/25/47	1,970,222	1,320,708	(a)
Banc of America Funding Corp., 2005-B 3A1	0.433%	4/20/35	1,690,473	1,570,220	(a)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.884%	9/25/34	306,262	301,939	(a)
Bear Stearns ARM Trust, 2005-12 11A1	2.945%	2/25/36	171,239	133,381	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.434%	10/25/35	3,852,224	3,222,014	(a)(b)
Countrywide Alternative Loan Trust, 2004-6CB A2004-6CB A	0.494%	5/25/34	848,385	774,479	(a)
Countrywide Alternative Loan Trust, 2004-J5 M1	0.804%	8/25/34	8,787,000	6,269,595	(a)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.464%	7/25/35	406,751	321,408	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.487%	7/20/35	99,957	69,886	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.433%	7/20/35	1,108,066	907,119	(a)
Countrywide Alternative Loan Trust, 2005-27 1A3	1.706%	8/25/35	3,882,844	3,343,105	(a)
Countrywide Alternative Loan Trust, 2005-27 2A1	1.527%	8/25/35	5,950,021	4,215,869	(a)
Countrywide Alternative Loan Trust, 2005-27 2A3	1.737%	8/25/35	5,920,611	4,626,845	(a)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.534%	10/25/35	457,477	320,315	(a)
Countrywide Alternative Loan Trust, 2005-59 1A1	0.533%	11/20/35	117,181	83,775	(a)
Countrywide Alternative Loan Trust, 2005-59 1A2A	0.583%	11/20/35	91,349	19,179	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.474%	1/25/36	66,439	55,083	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.504%	1/25/36	582,498	409,325	(a)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.403%	7/20/46	379,543	205,053	(a)
Countrywide Alternative Loan Trust, 2006-0A2 X1P,IO	2.653%	5/20/46	12,920,266	1,131,730	(a)
Countrywide Home Loans, 2003-HYB1 1A1	2.944%	5/19/33	100,202	100,524	(a)
Countrywide Home Loans, 2004-16 1A3A	0.964%	9/25/34	3,689,303	3,267,338	(a)
Countrywide Home Loans, 2004-R1 1AF	0.604%	11/25/34	459,587	389,985	(a)(b)
Countrywide Home Loans, 2004-R2 1AF1	0.624%	11/25/34	226,241	193,132	(a)(b)
Countrywide Home Loans, 2005-R3 AF	0.604%	9/25/35	1,300,109	1,098,503	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.624%	7/25/36	754,610	656,570	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.564%	3/25/35	114,718	100,195	(a)(b)
CS First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	459,682	478,951
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.234%	6/26/35	2,020,000	2,057,466	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	139,471
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	216,444	16,302
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO	5.947%	5/15/29	287,356	45,200	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3136 PS, IO	6.447%	4/15/36	4,926,111	800,912	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO	5.937%	1/15/37	306,596	46,441	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	183,660	9,739
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	7,073,692	8,155,917
Federal Home Loan Mortgage Corp. (FHLMC), 3843 SY, IO	6.447%	10/15/39	17,935,027	3,150,184	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3886 SA, IO	6.297%	7/15/41	8,078,097	1,167,794	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE, PAC	5.000%	7/15/41	5,000,000	5,912,518

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal Home Loan Mortgage Corp. (FHLMC), 3921 SB, IO	6.357%	9/15/41	$16,084,006	$3,971,164	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3990 GS, IO, PAC	6.397%	3/15/41	21,987,645	4,583,197	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4032 CI, IO	3.500%	6/15/26	6,755,874	779,662
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	1,895,545	223,649
Federal Home Loan Mortgage Corp. (FHLMC), 4057 IL, IO	3.000%	6/15/27	47,986,505	6,128,299
Federal Home Loan Mortgage Corp. (FHLMC), 4063 S, IO	5.747%	6/15/42	7,934,496	2,021,241	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 DS, IO	5.797%	6/15/42	19,385,936	5,076,903	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 TS, IO	5.797%	6/15/42	19,128,158	3,849,188	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4077 SB, IO	5.797%	7/15/42	8,816,269	1,838,424	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	7,275,080	958,666
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	12,449,390	1,378,035
Federal Home Loan Mortgage Corp. (FHLMC), 4123 DI, IO	3.000%	10/15/27	58,504,033	7,742,231
Federal Home Loan Mortgage Corp. (FHLMC), 4139 EI, IO	3.000%	9/15/31	24,636,411	3,212,770
Federal Home Loan Mortgage Corp. (FHLMC), 4156 SA, IO, PAC	5.997%	1/15/33	14,362,233	3,357,446	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	4,214,782	4,741,075
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.226%	4/25/20	5,416,631	357,341	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.673%	6/25/20	3,990,374	369,668	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.504%	8/25/20	21,664,537	1,760,829	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.392%	6/25/21	31,936,881	2,697,980	(a)
Federal National Mortgage Association (FNMA), 2003-22, IO	6.000%	4/25/33	480,887	67,383
Federal National Mortgage Association (FNMA), 2004-100 FA	0.404%	1/25/35	1,765,951	1,764,353	(a)
Federal National Mortgage Association (FNMA), 2007-50 DS, IO	5.896%	6/25/37	9,369,179	1,404,898	(a)
Federal National Mortgage Association (FNMA), 2009-06 KZ	5.000%	2/25/49	3,693,272	4,085,621
Federal National Mortgage Association (FNMA), 2009-59 LB	5.757%	8/25/39	3,097,786	3,253,676	(a)
Federal National Mortgage Association (FNMA), 2009-74 TX, PAC	5.000%	9/25/39	5,000,000	5,698,108
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	3,050,700	463,697
Federal National Mortgage Association (FNMA), 2010-038 SA, IO	6.196%	4/25/40	2,266,559	427,599	(a)
Federal National Mortgage Association (FNMA), 2010-059 PC,PAC	5.000%	6/25/40	19,140,000	22,342,065

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal National Mortgage Association (FNMA), 2010-084 SK, IO	6.356%	8/25/40	$11,014,340	$2,154,011	(a)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	1,913,999	2,189,873
Federal National Mortgage Association (FNMA), 2010-118 YB, IO	6.296%	10/25/40	692,748	90,167	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.326%	1/25/41	4,665,904	651,105	(a)
Federal National Mortgage Association (FNMA), 2010-150 SN, IO	6.326%	1/25/41	4,665,904	651,105	(a)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	1,328,191	1,521,488
Federal National Mortgage Association (FNMA), 2011-051 SM, IO	5.646%	6/25/41	26,905,454	4,428,062	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	330,238	399,228
Federal National Mortgage Association (FNMA), 2011-059 YS, IO	6.496%	11/25/40	22,776,140	2,845,510	(a)
Federal National Mortgage Association (FNMA), 2011-062 LS, IO	6.396%	1/25/32	13,952,014	2,611,005	(a)
Federal National Mortgage Association (FNMA), 2011-063 SW, IO	6.476%	7/25/41	273,087	41,152	(a)
Federal National Mortgage Association (FNMA), 2011-087 SH, IO	6.346%	3/25/41	19,129,392	4,003,740	(a)
Federal National Mortgage Association (FNMA), 2011-087 SJ, IO	5.746%	9/25/41	40,272,603	5,847,808	(a)
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	3,340,592	462,374
Federal National Mortgage Association (FNMA), 2011-144 PT	11.749%	1/25/38	3,492,863	4,387,806	(a)
Federal National Mortgage Association (FNMA), 2011-146 SE, IO	6.196%	1/25/42	11,827,583	2,656,709	(a)
Federal National Mortgage Association (FNMA), 2012-003 DS, IO	5.746%	2/25/42	24,726,817	4,196,860	(a)
Federal National Mortgage Association (FNMA), 2012-014 JS, IO	6.446%	12/25/30	22,556,601	4,399,094	(a)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO	6.346%	12/25/40	17,960,057	4,129,726	(a)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	4,874,828	5,480,016
Federal National Mortgage Association (FNMA), 2012-030 QS, IO	6.396%	4/25/31	3,916,746	579,538	(a)
Federal National Mortgage Association (FNMA), 2012-035 SQ, IO	6.396%	4/25/42	6,196,038	1,123,788	(a)
Federal National Mortgage Association (FNMA), 2012-042 S, IO	5.896%	6/25/39	761,042	96,462	(a)
Federal National Mortgage Association (FNMA), 2012-043 AI, IO	3.500%	4/25/27	23,335,136	3,063,581
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	2,822,515	3,220,324
Federal National Mortgage Association (FNMA), 2012-063 DS, IO	6.346%	3/25/39	24,403,921	5,672,260	(a)
Federal National Mortgage Association (FNMA), 2012-067 GS, IO	5.746%	7/25/42	30,281,311	7,059,034	(a)
Federal National Mortgage Association (FNMA), 2012-067 KS, IO	5.746%	7/25/42	13,698,441	3,022,332	(a)
Federal National Mortgage Association (FNMA), 2012-068 SA, IO	5.796%	7/25/42	10,593,961	2,761,040	(a)
Federal National Mortgage Association (FNMA), 2012-068 SM, IO	5.846%	7/25/42	12,779,137	3,046,278	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	$5,296,474	$653,395
Federal National Mortgage Association (FNMA), 2012-075 DS, IO	5.746%	7/25/42	33,893,844	8,140,044	(a)
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.396%	7/25/42	13,190,628	3,070,909	(a)
Federal National Mortgage Association (FNMA), 2012-083 AS, IO	5.316%	8/25/42	18,394,528	3,733,271	(a)
Federal National Mortgage Association (FNMA), 2012-083 YS, IO	5.196%	8/25/42	13,560,365	2,674,409	(a)
Federal National Mortgage Association (FNMA), 2012-089 AS, IO	5.846%	5/25/39	44,465,379	9,854,044	(a)
Federal National Mortgage Association (FNMA), 2012-093 AS, IO	5.996%	7/25/31	18,422,618	4,158,379	(a)
Federal National Mortgage Association (FNMA), 2012-148 IM, IO	3.000%	1/25/28	32,390,721	4,174,280
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	1,900,000	2,282,682
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	11,200,000	12,996,295
Federal National Mortgage Association (FNMA), 2013-009 HS, IO	5.996%	7/25/41	10,277,122	2,009,029	(a)
Federal National Mortgage Association (FNMA), 364 13, IO	6.000%	9/1/35	467,706	65,960
Federal National Mortgage Association (FNMA), 383 18, IO	5.500%	1/1/38	827,188	103,160
Federal National Mortgage Association (FNMA), 383 20, IO	5.500%	7/1/37	574,703	74,614
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	109,594	15,801
Federal National Mortgage Association (FNMA), 407 42, IO	6.000%	1/25/38	336,575	49,447
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	3,189,442	376,446
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/1/35	8,153,649	1,037,427
Federal National Mortgage Association (FNMA) STRIPS, 409 C14, IO	3.500%	4/25/42	43,929,123	7,347,985
Government National Mortgage Association (GNMA), 2002-57 FK	0.703%	8/16/32	1,460,506	1,478,390	(a)
Government National Mortgage Association (GNMA), 2003-94 SD, IO	6.357%	7/16/33	82,055	14,045	(a)
Government National Mortgage Association (GNMA), 2004-59 FP	0.503%	8/16/34	2,328,553	2,354,403	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO	5.997%	10/16/34	2,548,892	449,713	(a)
Government National Mortgage Association (GNMA), 2006-25 SI, IO	6.497%	5/20/36	2,571,723	546,570	(a)
Government National Mortgage Association (GNMA), 2007-17 IB, IO	6.047%	4/20/37	13,131,932	2,974,753	(a)
Government National Mortgage Association (GNMA), 2007-26 SL, IO	6.597%	5/16/37	3,602,364	772,462	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO	6.397%	7/20/37	3,463,260	651,005	(a)
Government National Mortgage Association (GNMA), 2009-047 KS, IO	5.847%	6/16/39	10,918,274	1,274,139	(a)
Government National Mortgage Association (GNMA), 2009-104 KS, IO	6.297%	8/16/39	7,552,518	705,976	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.353%	11/20/59	2,383,999	2,459,661	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Government National Mortgage Association (GNMA), 2010-003 SC, IO	6.347%	1/20/35	$9,727,618	$710,644	(a)
Government National Mortgage Association (GNMA), 2010-004 SI, IO	5.897%	11/16/34	6,415,104	1,082,028	(a)
Government National Mortgage Association (GNMA), 2010-013, IO	1.049%	11/16/51	64,129,546	2,817,243	(a)
Government National Mortgage Association (GNMA), 2010-014 SH, IO	5.797%	2/16/40	267,813	50,598	(a)
Government National Mortgage Association (GNMA), 2010-020 SC, IO	5.947%	2/20/40	15,766,122	2,899,677	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC	6.297%	3/20/39	296,830	43,646	(a)
Government National Mortgage Association (GNMA), 2010-031 SD, IO	6.347%	5/20/33	5,388,906	1,253,825	(a)
Government National Mortgage Association (GNMA), 2010-031 SL, IO	5.897%	11/16/34	2,954,232	499,288	(a)
Government National Mortgage Association (GNMA), 2010-041 HI, IO	5.000%	6/20/36	5,757,172	411,624
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.277%	4/20/40	55,068	10,229	(a)
Government National Mortgage Association (GNMA), 2010-050 QS, IO	6.347%	12/20/38	887,228	117,884	(a)
Government National Mortgage Association (GNMA), 2010-057 QS, IO	6.297%	5/20/40	2,021,435	380,096	(a)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC	4.500%	10/20/39	3,700,000	4,187,162
Government National Mortgage Association (GNMA), 2010-059 SM, IO	5.797%	5/16/40	2,229,893	404,134	(a)
Government National Mortgage Association (GNMA), 2010-060 S, IO	6.297%	5/20/40	1,878,196	368,240	(a)
Government National Mortgage Association (GNMA), 2010-076 SH, IO	6.297%	5/20/40	685,336	133,223	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.447%	1/20/40	152,684	24,251	(a)
Government National Mortgage Association (GNMA), 2010-099 NI, IO, PAC	4.500%	9/20/37	1,400,000	225,322
Government National Mortgage Association (GNMA), 2010-101 S, IO, PAC	5.797%	8/20/40	31,889,740	6,400,784	(a)
Government National Mortgage Association (GNMA), 2010-102, IO	1.469%	6/16/52	8,128,919	583,506	(a)
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC	4.500%	12/20/37	1,761,638	206,511
Government National Mortgage Association (GNMA), 2010-109 MI, IO, PAC	4.500%	10/20/37	3,387,507	369,345
Government National Mortgage Association (GNMA), 2010-118, IO	1.670%	4/16/53	19,472,673	1,436,859	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	23,317,264	3,866,935
Government National Mortgage Association (GNMA), 2010-168 MI, IO, PAC	4.500%	7/20/37	5,047,850	454,583
Government National Mortgage Association (GNMA), 2010-H02 FA	0.883%	2/20/60	6,087,140	6,171,115	(a)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC	5.877%	3/16/39	1,531,493	194,885	(a)

Government National Mortgage Association (GNMA), 2011-032 S, IO	5.797%	3/16/41	46,084	5,504	(a)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	1,894,765	173,556
Government National Mortgage Association (GNMA), 2011-040 MI, IO, PAC	4.500%	1/16/38	4,511,157	383,820

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Government National Mortgage Association (GNMA), 2011-040 SA, IO	5.927%	2/16/36	$13,799,650	$1,391,481	(a)
Government National Mortgage Association (GNMA), 2011-070 BS, IO	6.497%	12/16/36	182,602	24,188	(a)
Government National Mortgage Association (GNMA), 2011-073 PS, IO, PAC	6.467%	1/20/39	13,283,445	1,615,656	(a)
Government National Mortgage Association (GNMA), 2011-099 DS, IO	5.897%	7/16/41	28,913,747	6,009,133	(a)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,800,000	3,292,612
Government National Mortgage Association (GNMA), 2011-128 TS, IO	5.847%	5/16/41	22,598,726	4,918,760	(a)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	1,600,000	1,831,535
Government National Mortgage Association (GNMA), 2012-013 SK, IO	6.447%	2/20/41	9,539,593	1,463,460	(a)
Government National Mortgage Association (GNMA), 2012-021 QS, IO, PAC	6.447%	2/20/42	11,920,674	3,155,327	(a)
Government National Mortgage Association (GNMA), 2012-038 MI, IO, PAC	4.000%	3/20/42	34,130,186	6,605,348
Government National Mortgage Association (GNMA), 2012-047 CI, IO, PAC	4.000%	3/20/42	31,594,428	4,918,655
Government National Mortgage Association (GNMA), 2012-051 GI, IO, PAC	3.500%	7/20/40	3,833,913	666,146
Government National Mortgage Association (GNMA), 2012-128 IE, IO	3.500%	10/16/42	18,854,385	4,383,437
Government National Mortgage Association (GNMA), 2012-140 JI, IO, PAC	3.500%	1/20/41	13,678,419	2,278,937
Government National Mortgage Association (GNMA), 2013-5 BI, IO	3.500%	1/20/43	17,008,573	3,740,927
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.486%	6/25/34	2,430,905	2,208,277	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.554%	1/25/35	1,910,123	1,646,218	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.554%	3/25/35	4,040,986	3,396,944	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.554%	9/25/35	248,029	214,407	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	0.554%	1/25/36	3,871,078	3,211,973	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.604%	4/25/36	3,633,175	3,060,058	(a)(b)
Harborview Mortgage Loan Trust, 2006-07 2A1A	0.403%	9/19/46	652,500	493,359	(a)
Homebanc Mortgage Trust, 2004-2 A1	0.944%	12/25/34	5,137,932	4,809,977	(a)
IMPAC CMB Trust, 2004-07 1A1	0.944%	11/25/34	755,446	730,853	(a)
IMPAC CMB Trust, 2004-10 3A1	0.904%	3/25/35	722,433	689,947	(a)
IMPAC CMB Trust, 2007-A A	0.454%	5/25/37	252,328	244,265	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	1.004%	11/25/34	116,807	114,245	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.524%	3/25/36	528,475	366,496	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.651%	3/25/35	302,284	286,113	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.779%	10/25/35	919,640	786,574	(a)
Indymac Index Mortgage Loan Trust, 2007-AR7 1A1	3.237%	11/25/37	4,388,812	4,043,809	(a)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.426%	2/25/37	18,916,103	6,036,630	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.394%	5/25/46	291,546	190,033	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.425%	12/25/34	20,969	20,054	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.414%	4/25/46	246,818	179,303	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.404%	5/25/47	307,124	195,501	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	5.053%	5/25/36	1,013,456	966,916	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.974%	8/25/34	308,435	298,063	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.274%	6/25/36	$61,981	$30,818	(a)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.394%	9/25/46	467,846	338,852	(a)
Prime Mortgage Trust, 2006-CL1 A1	0.704%	2/25/35	537,285	487,697	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	2,368,381	2,357,910	(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.905%	5/25/35	58,347	58,168	(a)
Residential Funding Mortgage Securities I	3.105%	8/25/35	7,905,365	6,443,145	(a)
Structured ARM Loan Trust, 2004-10 3A2	2.652%	8/25/34	2,429,883	2,395,296	(a)
Structured ARM Loan Trust, 2004-17 A1	1.321%	11/25/34	155,379	153,139	(a)
Structured ARM Loan Trust, 2005-02 A2	0.454%	2/25/35	384,662	325,102	(a)
Structured ARM Loan Trust, 2005-05 A3	0.434%	5/25/35	133,376	131,069	(a)
Structured ARM Loan Trust, 2005-11 3A	2.649%	5/25/35	2,552,094	2,323,026	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.384%	7/25/46	304,445	224,880	(a)
Structured Asset Securities Corp., 2003-26A 3A5	2.592%	9/25/33	1,128,525	1,098,517	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.554%	3/25/35	378,836	309,039	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.554%	4/25/35	1,457,349	1,195,702	(a)(b)
Structured Asset Securities Corp., 2005-RF3 1A	0.554%	6/25/35	555,041	450,052	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.104%	3/25/44	60,591	56,351	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.146%	9/25/37	1,943,816	1,929,642	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.104%	9/25/37	76,785	78,735	(a)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.453%	3/16/30	2,087,313	1,231,089	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY1 4A1	2.638%	2/25/37	3,283,313	2,813,525	(a)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 1A1	2.310%	3/25/37	2,594,168	2,023,058	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.524%	8/25/45	1,617,491	1,523,232	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.494%	10/25/45	130,229	121,540	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.484%	11/25/45	251,638	225,818	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.474%	12/25/45	905,703	848,992	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.494%	12/25/45	103,513	96,015	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR07 2A	1.158%	7/25/46	378,967	290,452	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	0.927%	6/25/47	623,335	527,684	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.452%	6/25/33	199,617	204,843	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $439,715,727)				460,252,700

ASSET-BACKED SECURITIES - 6.2%
ACE Securities Corp., 2004-OP1 M1	0.984%	4/25/34	1,238,095	1,153,279	(a)

ACE Securities Corp., 2005-SD3 A	0.604%	8/25/45	76,704	75,475	(a)
ACE Securities Corp., 2006-GP1 A	0.464%	2/25/31	61,327	53,506	(a)
ACE Securities Corp., 2006-SD1 A1B	0.554%	2/25/36	357,103	349,913	(a)
ACE Securities Corp., 2006-SL2 A	0.544%	1/25/36	1,159,835	141,079	(a)
Argent Securities Inc., 2004-W6 AF	3.623%	5/25/34	1,034,539	1,046,144
Bayview Financial Acquisition Trust, 2006-B 2A4	0.474%	4/28/36	536,067	512,005	(a)
Compucredit Acquired Portfolio Voltage Master Trust, 2006-1A A1	0.373%	9/17/18	372,905	367,621	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	58,757	56,618	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.534%	7/25/36	$1,085,760	$757,759	(a)(b)
Countrywide Home Equity Loan Trust, 2004-I A	0.493%	2/15/34	628,126	468,960	(a)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.343%	7/15/36	152,050	101,859	(a)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.754%	3/25/33	4,337,862	3,248,534	(a)(b)
EMC Mortgage Loan Trust, 2006-A A1	0.654%	12/25/42	1,457,789	1,231,585	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.414%	11/25/36	385,094	298,825	(a)
GSAA Home Equity Trust, 2007-4 A2	0.404%	3/25/37	2,888,024	1,467,184	(a)
GSAMP Trust, 2003-SEA A1	0.604%	2/25/33	166,502	144,177	(a)
GSAMP Trust, 2004-SEA2 M2	1.454%	3/25/34	7,000,000	4,925,641	(a)
GSAMP Trust, 2006-S4 A1	0.294%	5/25/36	120,201	18,162	(a)
HSI Asset Securitization Corp.Trust, 2005-OPT1 M1	0.624%	11/25/35	4,741,000	3,490,948	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.464%	6/25/36	374,501	78,042	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.029%	9/25/31	967,953	777,545	(a)
Morgan Stanley ABS Capital I, 2002-HE3 M1	1.854%	3/25/33	3,460,924	3,261,235	(a)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.504%	3/25/36	555,296	234,302	(a)
New Century Home Equity Loan Trust, 2003-B M2	2.679%	11/25/33	12,968	10,703	(a)
Novastar Home Equity Loan, 2003-2 A2	0.884%	9/25/33	559,694	546,484	(a)
Quest Trust, 2005-X1 M2	1.004%	3/25/35	5,000,000	4,581,765	(a)(b)
RAAC Series, 2005-SP2 2A	0.504%	6/25/44	3,648,913	3,203,618	(a)
RAAC Series, 2006-RP2 A	0.454%	2/25/37	80,766	77,653	(a)(b)
RAAC Series, 2006-RP3 A	0.474%	5/25/36	1,283,088	1,089,074	(a)(b)
Renaissance Home Equity Loan Trust, 2003-3 A	0.704%	12/25/33	572,937	574,688	(a)
Residential Funding Securities LLC, 2003-RP2 A1	0.654%	6/25/33	64,059	62,470	(a)(b)
SACO I Trust, 2006-4 A1	0.544%	3/25/36	366,047	292,095	(a)
SACO I Trust, 2006-6 A	0.464%	6/25/36	549,322	307,454	(a)
SACO I Trust, 2006-7 A1	0.464%	7/25/36	109,099	73,700	(a)
Soundview Home Loan Trust, 2006-EQ1 A3	0.364%	10/25/36	5,116,538	3,998,963	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.884%	1/25/33	326,567	325,670	(a)
Structured Asset Securities Corp., 2002-AL1 A3	3.450%	2/25/32	2,325,032	2,307,399
Structured Asset Securities Corp., 2006-ARS1 A1	0.424%	2/25/36	1,475,586	115,946	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.634%	3/25/37	269,044	262,893	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $44,358,874)				42,090,973

MORTGAGE-BACKED SECURITIES - 16.7%
FHLMC - 0.7%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	6,796	7,388
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	290,786	323,804
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/33	859,240	967,012
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	11/1/15-7/1/32	894,781	1,042,949
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/16-4/1/37	1,357,867	1,525,017
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17-1/1/32	655,209	717,936
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	2,987	3,041
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	71,559	77,960

Total FHLMC				4,665,107

FNMA - 8.6%
Federal National Mortgage Association (FNMA)	12.500%	9/20/15-1/15/16	1,240	1,250
Federal National Mortgage Association (FNMA)	12.000%	1/1/16-1/15/16	5,114	5,496
Federal National Mortgage Association (FNMA)	5.500%	5/1/16-12/1/16	218,650	234,398

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	6.500%	7/1/16-6/1/32	$55,953	$63,668
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	764,096	826,619
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	217,037	259,479
Federal National Mortgage Association (FNMA)	11.500%	9/1/19	45	46
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	3,228	3,701
Federal National Mortgage Association (FNMA)	7.000%	1/1/25-9/1/34	12,384,590	14,597,169
Federal National Mortgage Association (FNMA)	6.000%	2/1/29-2/1/37	4,225,098	4,692,840
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	578,954	665,086
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-6/1/41	5,001,604	5,476,031
Federal National Mortgage Association (FNMA)	4.000%	12/1/41	17,719,157	18,910,218
Federal National Mortgage Association (FNMA)	3.000%	1/1/43	796,669	815,109
Federal National Mortgage Association (FNMA)	3.500%	4/11/43	1,500,000	1,584,375	(c)
Federal National Mortgage Association (FNMA)	3.000%	5/13/43	10,100,000	10,391,953	(c)

Total FNMA				58,527,438

GNMA - 7.4%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	105,873	118,964
Government National Mortgage Association (GNMA)	7.000%	2/15/28-3/15/36	8,682,372	10,678,490
Government National Mortgage Association (GNMA)	7.500%	4/15/29-10/15/31	278,846	305,287
Government National Mortgage Association (GNMA)	6.500%	10/15/31-10/20/37	2,124,552	2,450,521
Government National Mortgage Association (GNMA)	6.000%	11/15/32	1,284,931	1,468,796
Government National Mortgage Association (GNMA)	4.500%	2/15/40-3/15/40	5,196,066	5,760,711
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/20/41	21,342,288	23,537,238
Government National Mortgage Association (GNMA)	2.037%	6/20/60	5,168,485	5,520,314	(a)
Government National Mortgage Association (GNMA) II	1.260%	8/20/58	129,578	132,203	(a)

Total GNMA				49,972,524

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $108,620,714)				113,165,069

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Obligations - 1.2%
U.S. Treasury Notes (Cost - $8,234,809)	1.625%	8/15/22	8,300,000	8,194,308

		EXPIRATION DATE	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.3%
Fannie Mae 30 year TBA, Rate 3.000%, Maturity 5/13/13, Put @ $100.13		5/6/13	$212,500,000	140,898	(d)
Fannie Mae 30 year TBA, Rate 3.000%, Maturity 5/13/13, Put @ $100.14		5/6/13	212,500,000	187,191	(d)
Fannie Mae 30 year TBA, Rate 3.000%, Maturity 5/13/13, Put @ $102.13		5/6/13	212,500,000	706,888	(d)
Fannie Mae 30 year TBA, Rate 3.000%, Maturity 5/13/13, Put @ $102.14		5/6/13	212,500,000	905,354	(d)

TOTAL PURCHASED OPTIONS (Cost - $3,957,812)				1,940,331

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $604,887,936)				$625,643,381

SHORT-TERM INVESTMENTS - 8.9%
Repurchase Agreements - 8.9%
Barclays Capital Inc. repurchase agreement dated 3/28/13; Proceeds at maturity $60,000,733; (Fully collateralized by U.S. government obligations, 1.000% due 8/31/16; Market value - $61,200,000) (Cost - $60,000,000)	0.110%	4/1/13	$60,000,000	60,000,000

TOTAL INVESTMENTS - 101.4% (Cost - $664,887,936#)				685,643,381
Liabilities in Excess of Other Assets - (1.4)%				(9,515,089)

TOTAL NET ASSETS - 100.0%				$676,128,292

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
IO	— Interest Only
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	NOTIONAL AMOUNT	VALUE
Fannie Mae 30 year TBA, Rate 3.000%, Maturity 5/13/13, Put	5/6/13	$101.13	$425,000,000	$631,159	*
Fannie Mae 30 year TBA, Rate 3.000%, Maturity 5/13/13, Put	5/6/13	101.14	425,000,000	837,420	*

TOTAL WRITTEN OPTIONS (Premiums received - $3,187,500)				$1,468,579

*	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$460,252,700	—	$460,252,700
Asset-backed securities	—	42,090,973	—	42,090,973
Mortgage-backed securities	—	113,165,069	—	113,165,069
U.S. government & agency obligations	—	8,194,308	—	8,194,308
Purchased options	—	1,940,331	—	1,940,331

Total long-term investments	—	$625,643,381	—	$625,643,381

Short-term investments†	—	60,000,000	—	60,000,000

Total investments	—	$685,643,381	—	$685,643,381

Other financial instruments:
Total return swaps	—	$353,591	—	353,591

Total	—	$685,996,972	—	$685,996,972

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	—	$1,468,579	—	$1,468,579
Futures contracts	$465,224	—	—	465,224
Interest rate swaps	—	1,322,103	—	1,322,103
Total return swaps‡	—	155,659	—	155,659

Total	$465,224	$2,946,341	—	$3,411,565

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction.

Notes to Schedule of Investments (unaudited) (continued)

However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of March 31, 2013, Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the period ended March 31, 2013, see Note 3.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Notes to Schedule of Investments (unaudited) (continued)

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and

Notes to Schedule of Investments (unaudited) (continued)

(iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2013, the Fund held written options, interest rate swaps and total return swaps with credit related contingent features which had a liability position of $2,946,341. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of March 31, 2013, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,100,000 which could be used to reduce the required payment.

(k) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,415,753
Gross unrealized depreciation	(19,660,308)

Net unrealized appreciation	$20,755,445

At March 31, 2013, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	91	6/13	$14,412,757	$14,341,032	$(71,725)

Contracts to Sell:
U.S. Treasury 2-Year Notes	300	6/13	66,125,978	66,135,938	(9,960)
U.S. Treasury 5-Year Notes	48	6/13	5,933,422	5,954,625	(21,203)
U.S. Treasury 10-Year Notes	1,684	6/13	221,963,957	222,261,688	(297,731)
U.S. Treasury 30-Year Bonds	47	6/13	6,725,425	6,790,030	(64,605)

					$(393,499)

Net unrealized loss on open futures contracts					$(465,224)

During the period ended March 31, 2013, written option transactions for the Fund were as follows:

	Notional Amount	Premiums
Written options, outstanding as of December 31, 2012	—	—
Options written	$850,000,000	$3,187,500
Options closed	—	—
Options exercised	—	—
Options expired	—	—

Written options, outstanding as of March 31, 2013	$850,000,000	$3,187,500

At March 31, 2013, the Fund held TBA securities with a total cost of $11,949,336

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2013, the Fund held the following open swap contracts:

INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
UBS Warburg LLC			1.920% semi-
	$50,000,000	4/13/17	annually	3-Month LIBOR	—	$(880,105)
Goldman Sachs Group Inc.			1.453% semi-
	75,000,000	2/19/18	annually	3-Month LIBOR	—	(441,998)

Total	$125,000,000				—	$(1,322,103)

TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs Group Inc.	$16,947,033	1/12/41	1-Month LIBOR	IOS.FN30.400.10	$101,326	$(187,963)
Barclays Capital Inc.	35,000,000	4/8/13	0.100%	Fannie Mae 30 year Index	—	(69,022)*
Barclays Capital Inc.	50,000,000	4/8/13	0.100%	Fannie Mae 30 year Index	—	286,072 *
Barclays Capital Inc.	16,000,000	4/8/13	0.100%	Fannie Mae 30 year Index	—	67,519 *

Total	$117,947,033				$101,326	$96,606

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

At March 31, 2013, the Fund held collateral received from Barclays Capital Inc. in the amount of $99,990 on total return swap contracts valued at $284,569. Net exposure to the counterparty was $184,579. Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2013.

			Futures Contracts
Primary Underlying Risk	Purchased Options, at value	Written Options, at value	Unrealized Depreciation	Swap Contracts, at value	Total
Interest Rate Risk	—	—	$(465,224)	$(1,408,740)	$(1,873,964)
Credit Risk	$1,940,331	$(1,468,579)	—	284,569	756,321

Total	$1,940,331	$(1,468,579)	$(465,224)	$(1,124,171)	$(1,117,643)

During the period ended March 31, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$485,083
Written options	367,145
Futures contracts (to buy)	23,533,904
Futures contracts (to sell)	156,179,492

Average Notional Balance
Interest rate swap contracts	$87,500,000
Total return swap contracts	99,855,174

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2013